Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 23,300	¥ 74,001	¥ 33,314
Life insurance costs	(374,348)	(269,425)	(246,533)
Write-downs of securities and other	(5,935)	(11,969)	(1,382)
Income tax (expense) or benefit	(90,747)	(105,837)	(68,691)
Net Income	196,814	306,724	327,039
Interest expense	(78,068)	(99,138)	(93,337)
Other (income) and expense	(17,125)	(14,925)	(1,301)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	504	6,757	2,634
Income tax (expense) or benefit	(510)	(1,938)	(680)
Net Income	(6)	4,819	1,954
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net		(5,760)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	2,473	2,366	3,460
Life insurance premiums and related investment income	5,433	6,710	1,573
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(1,340)	(894)	(146)
Finance revenues	(1,468)	(1,425)	(1,030)
Write-downs of securities and other			(1,223)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	447	1,028	1,071
Amortization of net actuarial loss	(1,633)	(1,895)	(919)
Amortization of transition obligation	(1)	(1)	(7)
Total before income tax	(1,187)	(868)	145
Income tax (expense) or benefit	368	225	(43)
Net Income	(819)	(643)	102
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities and other	(4,594)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(2,760)	(7,245)	(3)
Total before income tax	(4,817)	(13,005)	(3)
Income tax (expense) or benefit	751	4,064	0
Net Income	(4,066)	(8,941)	(3)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(2,057)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(7,702)	2,823	(638)
Income tax (expense) or benefit	1,923	(652)	135
Net Income	(5,779)	2,171	(503)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense			157
Interest expense	(1,522)	(775)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(242)	(338)
Other (income) and expense			(156)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(5,938)	3,936
Finance revenues/Interest expense/Other (income) and expense			(639)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	101	62	38
Total before income tax	101	62	38
Income tax (expense) or benefit	(28)	(17)	(11)
Net Income	¥ 73	¥ 45	¥ 27